FIRST TRUST PORTFOLIOS L.P.
                      120 EAST LIBERTY DRIVE
                     WHEATON, ILLINOIS  60187




                          February 10, 2011



Securities and Exchange Commission
100 F Street NE
Washington D.C. 20549

Attn:     Filing Desk, Stop 1-4

     Re:             First Trust Combined Series 356
              (File No. 333-171801) (CIK No. 0001507504)

Gentlemen:

     In accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933 (the "Securities Act") this letter serves to certify that the most recent amendment to the registration statement on Form S-6 for the above captioned Trust does not differ from that which would have been filed pursuant to Rule 497(b) of the Securities Act. Amendment No. 1, which was the most recent Amendment to the Registration Statement, was filed electronically with the Commission on February 3, 2011.

                                    Very truly yours,
                                    First Trust Combined Series 356, Registrant



                                    By: FIRST TRUST PORTFOLIOS L.P., Depositor